Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                     [LOGO]
                                                   SECURIAN




May 21, 2009


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:	Variable Annuity Account
	File Number:  333-91784

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional
 Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant 's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on May 20, 2009.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-3708.

Sincerely,

/s/ Michael P. Boyle

Michael P. Boyle
Senior Counsel

Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including
Minnesota Life Insurance Company, Advantus Capital Management,
Securian Financial Services and Securian Trust Company.